Equity Incentive Schemes and Stock Compensation Charges - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended			48 Months Ended
	Feb. 14, 2017	May 11, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018	Jul. 21, 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			4 years 10 months 10 days	4 years 8 months 1 day
Exercisable - weighted average remaining contractual life			3 years 5 months 9 days	3 years 3 months 18 days
Options expected to vest (in shares)			333,433			333,433
Intrinsic value of option exercised			$ 31,800
Intrinsic value of option outstanding			65,800			$ 65,800
Intrinsic value of option exercisable			35,100			35,100
Total compensation costs			30,573	$ 40,343	$ 33,317
Non-cash stock compensation expense not yet recognized			$ 49,300			$ 49,300
Unrecognized stock-based compensation expense, weighted average period (years)			2 years 15 days
Tax benefit on exercise of options			$ 0	4,300	1,900
Income tax benefit related to stock compensation			9,300	3,500	1,500
Cash tax benefit related to stock options exercised			$ 3,200	3,400	$ 5,600
Scenario, Forecast
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options expected to vest (in shares)							255,198
Employee Stock Plan, 2008 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000			6,000,000		1,000,000.0
Employee Stock Plan, 2008 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000			400,000
Employee Stock Plan, 2008 Plan | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	400,000
Percentage of option price for fair value of ordinary share			100.00%
Employee Stock Plan, 2008 Plan | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)	1,000,000
Restricted Stock Units 2008
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			1,000,000			1,000,000
Employee Stock Plan, 2003 Plan
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			6,000,000			6,000,000
Maximum number of award as percentage of shares outstanding			10.00%
Employee Stock Plan, 2003 Plan | Individual Employee
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares which have been reserved for issuance (in shares)			400,000			400,000
Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Shares vesting period			5 years
Shares expiration period			8 years
Employee Stock Option | Vested and Unvested Options
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Options vesting percentage			20.00%
Employee Stock Option | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted average contractual term of options outstanding			8 years
Restricted Stock Units 2013
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Additional number of ordinary shares which have been reserved for issuance (in shares)		2,500,000
Ordinary shares which have been reserved for issuance (in shares)		4,100,000
Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 16,600	10,800
Stock units granted (in shares)			186,102
Performance Share Unit (PSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Fair value of stock units vested			$ 15,000	$ 10,300
Stock units granted (in shares)			68,040
PSUs Based on Service and EPS Targets
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock units granted (in shares)						270,858
PSUs Based on Service and EPS Targets | Minimum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period			2014
PSUs Based on Service and EPS Targets | Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Cumulative EPS vesting period			2020
Stock units to be granted (in shares)			240,168			240,168